Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis	Sep. 30, 2021 USD ($)
Asset:
Money Market Funds held in Trust Account	$ 254,845,389
Liabilities:
Warrant Liability	23,458,340
Forward Purchase Liability [Member]
Liabilities:
Warrant Liability	4,225,138
Private Placement Warrant [Member]
Liabilities:
Warrant Liability	7,510,700
Public Warrants [Member]
Liabilities:
Warrant Liability	11,722,502
Quoted Prices In Active Markets (Level 1) [Member]
Asset:
Money Market Funds held in Trust Account	254,845,389
Liabilities:
Warrant Liability	11,722,502
Quoted Prices In Active Markets (Level 1) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	11,722,502
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Money Market Funds held in Trust Account
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Money Market Funds held in Trust Account
Liabilities:
Warrant Liability	11,735,838
Significant Other Unobservable Inputs (Level 3) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability	4,225,138
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability	7,510,700
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability